Basic and diluted net earnings/(loss) per share - Schedule of Earnings Per Share, Basic and Diluted (Detail) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net earnings/(loss) attributable to ordinary shareholders, basic and diluted | ¥			¥ 51,497	¥ (26,795)	¥ 355,201
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average ordinary shares outstanding, basic	[1]		119,936,488	119,387,937	117,647,000
Weighted-average ordinary shares outstanding, diluted	[1]		120,016,243	119,387,937	117,647,000
Earnings Per Share [Abstract]
Basic | (per share)		$ 0.06	¥ 0.43	¥ (0.22)	¥ 3.02
Diluted | (per share)		$ 0.06	¥ 0.43	¥ (0.22)	¥ 3.02

[1]	Retroactively restated for the stock subdivision as described in Note 1.